Trade and other liabilities	12 Months Ended
Dec. 31, 2020
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Trade and other liabilities
24. Trade and other liabilities

All figures in£ millions	2020	2019
Trade payables	340	358
Sales return liability	86	122
Social security and other taxes	17	13
Accruals	290	295
Deferred income	356	360
Interest payable	30	28
Other liabilities	157	188

	1,276	1,364
Less: non-current portion
Deferred income	52	55
Other liabilities	28	31

	80	86

Current portion	1,196	1,278

The carrying value of the Group’s trade and other liabilities approximates its fair value. The deferred income balance comprises contract liabilities in respect of advance payments in assessment, testing and training businesses; subscription income in school and college businesses; and obligations to deliver digital content in future periods.
In addition to the above, there are accruals of £2m (2019: £nil) and deferred income of £3m (2019: £nil) classified as held for sale (see note 32). The decrease in the sales return liability is largely due to the reduction in sales of physical products. Other reductions in trade and other liabilities are primarily due to favourable foreign exchange movements.